Fair value of financial instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair value of financial instruments

Note 13. Fair value of financial instruments

This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in Level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

Specific valuation techniques used in Level 2 to value financial instruments include:

•
for foreign currency forwards, the present value of future cash flows based on the forward exchange rates at the balance sheet date
•
for interest rate caps – option pricing models (e.g. Black-Scholes model)

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities.

Recurring fair value measurements at June 30, 2025	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other current receivables)	—	4	—
Total financial assets	—	4	—
Financial liabilities
Convertible Notes	—	—	328,981
Derivatives (part of Other current liabilities)	—	58	—
Total financial liabilities	—	58	328,981

Recurring fair value measurements at December 31, 2024	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	125	—
Total financial assets	—	125	—
Financial liabilities
Convertible Notes	—	—	324,395
Derivatives (part of Other current liabilities)	—	2	—
Total financial liabilities	—	2	324,395

There were no transfers between the levels during the six months ended June 30, 2025 and the year ended December 31, 2024.

The carrying amount of the promissory note, is a reasonable approximation of fair value since the transaction was closed on March 1, 2023, and there have been no significant changes to credit risk or market rates during the period March 1, 2023 until June 30, 2025. See Note 12 Other non-current receivables.

The carrying amount of non-current liabilities to credit institutions in the Group is a reasonable approximation of fair value since the interest rate is variable and there have been no significant changes to credit risk since issued on April 18, 2023. See Note 19 Liabilities to credit institutions.

The carrying amount of current liabilities to credit institutions and other financial instruments in the Group is a reasonable approximation of fair value since they are short-term, and the discount effect is not significant.

Convertible Notes

Convertible Notes
At January 1, 2024	323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867
At December 31, 2024	324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	4,586
At June 30, 2025	328,981

	June 30, 2025	December 31, 2024
Carrying amount	328,981	324,395
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(217,861)	(222,447)

The Group determines the amount of fair value changes which are attributable to credit risk by first determining the changes due to market conditions which give rise to market risk, and then deducting those changes from the total change in fair value of the Convertible Notes. Market conditions which give rise to market risk include changes in the benchmark interest rate. Fair value movements on the conversion option embedded derivative are included in the assessment of market risk fair value changes.

The fair value of the instrument in its entirety has been determined by using a combination of a Monte Carlo simulation and a discounted cash flow analysis.

The following table lists the key inputs and assumptions used in the valuation model as of June 30, 2025:

	June 30, 2025	December 31, 2024
Conversion price per ADS ($)(1)	27.2-28.2	27.2-37.8
ADS price at valuation date ($)	11.87	13.26
Expected price volatility of the Company ADS (%)	70.00	70.00
Risk-free interest rate (%)	3.70	4.30
Market interest rate (%)	21.20	20.00

(1) The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes , see Note 21 Convertible Notes.

The market interest rate has been assessed based on the observed range of yields on corporate bonds with comparable terms and comparable credit ratings to that of the Group.

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	June 30, 2025	December 31, 2024
ADS price decrease 30%	313,605	303,849
ADS price increase 30%	347,245	346,372
Volatility decrease 10 percentage points	325,102	319,311
Volatility increase 10 percentage points	331,801	329,108
Risk-free interest rate decrease 1 percentage point	328,413	323,810
Risk-free interest rate increase 1 percentage point	329,552	324,954
Market interest rate decrease 1 percentage point	336,928	333,154
Market interest rate increase 1 percentage point	321,306	315,973

For further information on the Convertible Notes, see Note 21 Convertible Notes.